Document and Entity Information	Aug. 29, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001824211
Document Type	8-K
Document Period End Date	Aug. 29, 2022
Entity Registrant Name	ASTREA ACQUISITION CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-39996
Entity Tax Identification Number	85-2609730
Entity Address, Address Line One	55 Ocean Lane Drive
Entity Address, Address Line Two	Apt. 3021
Entity Address, City or Town	Key Biscayne
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33149
City Area Code	(347)
Local Phone Number	607-8025
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Common Stock And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of common stock and one-half of one redeemable warrant
Trading Symbol	ASAXU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	ASAX
Security Exchange Name	NASDAQ
Redeemable Warrants Exercisable For Shares Of Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Trading Symbol	ASAXW
Security Exchange Name	NASDAQ